Investment Objectives and Goals	Jan. 28, 2026
Retail [Member] | Thornburg Global Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Global Opportunities Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types from issuers around the world.
Retail [Member] | Thornburg International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	International Equity Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types.
Objective, Secondary [Text Block]	The secondary, non-fundamental goal of the Fund is to seek some current income.
Retail [Member] | Thornburg Better World International Fund
Prospectus [Line Items]
Risk/Return [Heading]	Better World International Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
Retail [Member] | Thornburg International Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	International Growth Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital by investing in equity securities selected for their growth potential.
Retail [Member] | Thornburg Developing World Fund
Prospectus [Line Items]
Risk/Return [Heading]	Developing World Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund’s primary investment goal is long-term capital appreciation.
Retail [Member] | Thornburg Investment Income Builder Fund
Prospectus [Line Items]
Risk/Return [Heading]	Investment Income Builder Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]

The Fund’s primary investment goal is to provide a level of current income which exceeds the average yield on U.S. stocks generally, and which will generally grow, subject to periodic fluctuations, over the years on a per share basis.

Objective, Secondary [Text Block]	The Fund’s secondary investment goal is long-term capital appreciation.
Retail [Member] | Thornburg Summit Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summit Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks to grow real wealth over time.
Retail [Member] | Thornburg Ultra Short Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Ultra Short Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks current income, consistent with preservation of capital.
Retail [Member] | Thornburg Limited Term U.S. Government Fund
Prospectus [Line Items]
Risk/Return [Heading]	Limited Term U.S. Government Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The primary goal of Limited Term U.S. Government Fund is to provide as high a level of current income as is consistent, in the view of the Fund’s investment advisor, with safety of capital.
Objective, Secondary [Text Block]	As a secondary goal, the Fund seeks to reduce changes in its share price compared to longer term portfolios.
Retail [Member] | Thornburg Limited Term Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Limited Term Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The primary goal of Limited Term Income Fund is to provide as high a level of current income as is consistent, in the view of the Fund’s investment advisor, with safety of capital.
Objective, Secondary [Text Block]	As a secondary goal, the Fund seeks to reduce changes in its share prices compared to longer term portfolios.
Retail [Member] | Thornburg Core Plus Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Core Plus Bond Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks to maximize total return, consistent with the long-term preservation of capital.
Retail [Member] | Thornburg Strategic Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Strategic Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund’s primary investment goal is to seek a high level of current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment goal is some long-term capital appreciation.
Retail [Member] | Thornburg Short Duration Municipal Fund
Prospectus [Line Items]
Risk/Return [Heading]	Short Duration Municipal Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks current income exempt from federal income tax, consistent with preservation of capital.
Retail [Member] | Thornburg Limited Term Municipal Fund
Prospectus [Line Items]
Risk/Return [Heading]	Limited Term Municipal Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]

The primary investment goal of Limited Term Municipal Fund is to obtain as high a level of current income exempt from federal individual income tax as is consistent, in the view of the Fund’s investment advisor, with preservation of capital.

Objective, Secondary [Text Block]	The secondary goal of the Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios.
Retail [Member] | Thornburg Intermediate Municipal Fund
Prospectus [Line Items]
Risk/Return [Heading]	Intermediate Municipal Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]

The primary investment goal of Intermediate Municipal Fund is to obtain as high a level of current income exempt from federal individual income tax as is consistent, in the view of the Fund’s investment advisor, with preservation of capital.

Objective, Secondary [Text Block]	The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios.
Retail [Member] | Thornburg Strategic Municipal Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Strategic Municipal Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks a high level of current income exempt from federal individual income tax.
Retail [Member] | Thornburg California Limited Term Municipal Fund
Prospectus [Line Items]
Risk/Return [Heading]	California Limited Term Municipal Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]

The primary investment goal of California Limited Term Municipal Fund is to obtain as high a level of current income exempt from federal and California state individual income taxes as is consistent, in the view of the Fund’s investment advisor, with preservation of capital.

Objective, Secondary [Text Block]	The secondary goal of the Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios.
Retail [Member] | Thornburg New Mexico Intermediate Municipal Fund
Prospectus [Line Items]
Risk/Return [Heading]	New Mexico Intermediate Municipal Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]

The primary investment goal of New Mexico Intermediate Municipal Fund is to obtain as high a level of current income exempt from federal and New Mexico state individual income taxes as is consistent, in the view of the Fund’s investment advisor, with preservation of capital.

Objective, Secondary [Text Block]	The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios.
Retail [Member] | Thornburg New York Intermediate Municipal Fund
Prospectus [Line Items]
Risk/Return [Heading]	New York Intermediate Municipal Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]

The primary investment goal of New York Intermediate Municipal Fund is to obtain as high a level of current income exempt from federal, New York State and New York City individual income taxes as is consistent, in the view of the Fund’s investment advisor, with preservation of capital.

Objective, Secondary [Text Block]	The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios.
Retirement | Thornburg Global Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Global Opportunities Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types from issuers around the world.
Retirement | Thornburg International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	International Equity Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types.
Objective, Secondary [Text Block]	The secondary, non-fundamental goal of the Fund is to seek some current income.
Retirement | Thornburg International Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	International Growth Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital by investing in equity securities selected for their growth potential.
Retirement | Thornburg Developing World Fund
Prospectus [Line Items]
Risk/Return [Heading]	Developing World Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund’s primary investment goal is long-term capital appreciation.
Retirement | Thornburg Investment Income Builder Fund
Prospectus [Line Items]
Risk/Return [Heading]	Investment Income Builder Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]

The Fund’s primary investment goal is to provide a level of current income which exceeds the average yield on U.S. stocks generally, and which will generally grow, subject to periodic fluctuations, over the years on a per share basis.

Objective, Secondary [Text Block]	The Fund’s secondary investment goal is long-term capital appreciation.
Retirement | Thornburg Limited Term U.S. Government Fund
Prospectus [Line Items]
Risk/Return [Heading]	Limited Term U.S. Government Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The primary goal of Limited Term U.S. Government Fund is to provide as high a level of current income as is consistent, in the view of the Fund’s investment advisor, with safety of capital.
Objective, Secondary [Text Block]	As a secondary goal, the Fund seeks to reduce changes in its share price compared to longer term portfolios.
Retirement | Thornburg Limited Term Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Limited Term Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The primary goal of Limited Term Income Fund is to provide as high a level of current income as is consistent, in the view of the Fund’s investment advisor, with safety of capital.
Objective, Secondary [Text Block]	As a secondary goal, the Fund seeks to reduce changes in its share prices compared to longer term portfolios.
Retirement | Thornburg Strategic Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Strategic Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund’s primary investment goal is to seek a high level of current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment goal is some long-term capital appreciation.
Managed Funds | Thornburg Emerging Markets Managed Account Fund
Prospectus [Line Items]
Risk/Return [Heading]	Emerging Markets Managed Account Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund’s primary investment goal is long-term capital appreciation.
Managed Funds | Thornburg High Income Bond Managed Account Fund
Prospectus [Line Items]
Risk/Return [Heading]	High Income Bond Managed Account Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks to maximize total return.
Managed Funds | Thornburg Investment Grade Bond Managed Account Fund
Prospectus [Line Items]
Risk/Return [Heading]	Investment Grade Bond Managed Account Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks total return.
Managed Funds | Thornburg Municipal Managed Account Fund
Prospectus [Line Items]
Risk/Return [Heading]	Municipal Managed Account Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks a high level of current income exempt from federal individual income tax.